Basis of preparation and accounting policies - Financial assets presentation based on SPPI test of IFRS 9 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Fair value of financial assets that pass the SPPI test	$ 16,807	$ 17,213
Movement in the fair value of financial assets that pass the SPPI test	15	41
Fair value of all other financial assets, net of derivative liabilities	134,704	161,335
Movement in the fair value of all other financial assets, net of derivative liabilities	(34,747)	(47)
CPL
Financial assets
Fair value of financial assets that pass the SPPI test	3,252	3,078
Fair value of all other financial assets, net of derivative liabilities	27,176	24,858
Movement in the fair value of all other financial assets, net of derivative liabilities	(1,277)	438
Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	941	1,011
Share of fair value of all other financial assets	7,133	7,533
Share of movement in the fair value of all other financial assets	2	559
Accrued investment income
Financial assets
Fair value of financial assets that pass the SPPI test	1,135	1,171
Accrued investment income | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	176	170
Accrued investment income | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	83	85
Other debtors
Financial assets
Fair value of financial assets that pass the SPPI test	1,694	1,779
Other debtors | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	667	620
Other debtors | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	143	187
Loans
Financial assets
Fair value of financial assets that pass the SPPI test	2,189	2,126
Movement in the fair value of financial assets that pass the SPPI test	15	41
Fair value of all other financial assets, net of derivative liabilities	468	647
Movement in the fair value of all other financial assets, net of derivative liabilities	(37)	(1)
Loans | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	674	656
Loans | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test		26
Equity securities and holdings in collective investment schemes
Financial assets
Fair value of all other financial assets, net of derivative liabilities	57,679	61,601
Movement in the fair value of all other financial assets, net of derivative liabilities	(8,420)	4,061
Equity securities and holdings in collective investment schemes | CPL
Financial assets
Fair value of all other financial assets, net of derivative liabilities	15,698	12,882
Movement in the fair value of all other financial assets, net of derivative liabilities	(1,314)	254
Equity securities and holdings in collective investment schemes | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of all other financial assets	3,657	3,859
Share of movement in the fair value of all other financial assets	133	680
Debt securities
Financial assets
Fair value of financial assets that pass the SPPI test		226
Fair value of all other financial assets, net of derivative liabilities	76,989	98,868
Movement in the fair value of all other financial assets, net of derivative liabilities	(21,803)	(3,164)
Debt securities | CPL
Financial assets
Fair value of all other financial assets, net of derivative liabilities	11,478	11,976
Movement in the fair value of all other financial assets, net of derivative liabilities	37	184
Debt securities | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of all other financial assets	3,476	3,674
Share of movement in the fair value of all other financial assets	(131)	(121)
Derivative assets, net of derivative liabilities
Financial assets
Fair value of all other financial assets, net of derivative liabilities	(432)	219
Movement in the fair value of all other financial assets, net of derivative liabilities	(4,487)	(943)
Deposits
Financial assets
Fair value of financial assets that pass the SPPI test	6,275	4,741
Deposits | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	1,174	1,210
Deposits | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	335	203
Cash and cash equivalents
Financial assets
Fair value of financial assets that pass the SPPI test	5,514	7,170
Cash and cash equivalents | CPL
Financial assets
Fair value of financial assets that pass the SPPI test	561	422
Cash and cash equivalents | Joint ventures and associates other than CITIC
Financial assets
Share of fair value of financial assets that pass the SPPI test	$ 380	$ 510